Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Explanatory [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
25.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test of its restricted net assets of the consolidated subsidiaries in accordance with the Securities and Exchange Commission’s Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information of the parent company.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate condensed statement of financial position of the Company as “Investment in subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRS have been condensed or omitted.

The parent Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2020 and 2019.

STATEMENTS OF FINANCIAL POSITION - PARENT COMPANY ONLY

	As of December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Assets
Current assets:
Cash and cash equivalents	$1,030,340	$1,508,244
Other receivables	-	57,400
Investment in subsidiaries	1,823,463	2,147,265
Total assets	$2,853,803	$3,712,909

Liabilities and equity

Trade and other payables	$116,084	$1,014,593
Long-term borrowings from related company	4,947,400	1,437,303
Total liabilities	5,063,484	2,451,896

Equity
Common stock –Authorized 300,000,000 shares, par value $0.001 (2019: Authorized 50,000,000 shares)	52,069	50,000
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	2,082,795	2,360,204
Legal reserve	223,500	223,500
Deficit	(4,722,294)	(1,596,270)
Accumulated other comprehensive income	204,249	273,579
Total equity	(2,209,681)	1,261,013
Total liabilities and equity	$2,853,803	$3,712,909

STATEMENTS OF PROFIT AND LOSS AND COMPREHENSIVE LOSS - PARENT COMPANY ONLY

	For the years ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Revenue	$-	$-
Cost of revenue	-	-
Gross margin	-	-

Administrative expenses	(1,519,150)	(656,176)
Loss from operations	(1,519,150)	(656,176)

Other income, net	9	-
Finance cost	(92,717)	(53,214)
Equity (loss) income from equity investments	(1,514,166)	763,425
Net (loss) profit for the year	(3,126,024)	54,035
Total comprehensive (loss) income for the year	$(3,126,024)	$54,035

STATEMENTS OF CASH FLOWS – PARENT COMPANY ONLY

	For the years ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Operating activities
Net (loss) profit	$(3,126,024)	$54,035
Adjustments to reconcile net income to net cash provided by operating activities
Stock-based compensation	100,936	-
Equity (loss) income from equity investments	1,514,166	(763,425)
Changes in operating assets and liabilities:
Other receivables, net	57,400	332,599
Other payables	975,618	1,422,550
Net cash provided by operating activities	(477,904)	1,045,759

Net (decrease) increase in cash and cash equivalents, and restricted cash	(477,904)	1,045,759
Cash and cash equivalents at beginning of year	1,508,244	462,485
Cash and cash equivalents at end of year	$1,030,340	$1,508,244